Summary of Significant Accounting Policies - Summary of Recurring Fair Values Measurements Categorized within Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Beginning Balance	$ 1,514
Net addition/(disposal) of financial assets		$ 1,514
Issuance of convertible promissory notes	500	5,426	$ 2,724
Change in fair value of convertible promissory notes		(626)	688
Settlement of conversion option of convertible promissory notes upon exercise	(500)	(4,800)	$ (3,412)
Ending Balance	$ 1,514	$ 1,514